Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000013877 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nuveen Life Core Equity Fund at NAV
Account Value		$ 33,686	$ 33,686	$ 33,686	$ 26,148	$ 19,671	$ 25,296	$ 20,209	$ 16,780	$ 12,897	$ 13,905	$ 11,222	$ 10,334	$ 10,000
Average Annual Return, Percent		28.83%	14.96%	12.91%
C000013878 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nuveen Life International Equity Fund at NAV
Account Value		$ 16,081	$ 16,081	$ 16,081	15,516	13,328	16,001	14,436	12,516	10,169	13,307	10,007	9,902	10,000
Average Annual Return, Percent		3.64%	5.14%	4.87%
C000013879 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nuveen Life Large Cap Value Fund at NAV
Account Value		$ 22,515	$ 22,515	$ 22,515	19,616	17,162	18,472	14,562	14,001	10,882	12,673	11,280	9,500	10,000
Average Annual Return, Percent		14.78%	9.97%	8.45%
C000135632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nuveen Life Balanced Fund at NAV
Account Value		$ 18,356	$ 18,356	$ 18,356	16,631	14,366	17,222	15,688	13,741	11,566	12,235	10,749	10,128	10,000
Average Annual Return, Percent		10.38%	5.96%	6.26%
C000013880 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nuveen Life Small Cap Equity Fund at NAV
Account Value		$ 24,457	$ 24,457	$ 24,457	21,082	17,769	21,060	16,881	14,965	12,096	13,752	11,969	9,985	10,000
Average Annual Return, Percent		16.01%	10.32%	9.36%
C000013883 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nuveen Life Real Estate Securities Select Fund at NAV
Account Value		$ 18,144	$ 18,144	$ 18,144	17,316	15,459	21,659	15,523	15,329	11,671	12,187	10,850	10,437	10,000
Average Annual Return, Percent		4.78%	3.43%	6.14%
C000013882 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nuveen Life Large Cap Responsible Equity Fund at NAV
Account Value		$ 29,915	$ 29,915	$ 29,915	25,347	20,706	25,199	19,944	16,556	12,601	13,341	11,029	9,730	10,000
Average Annual Return, Percent		18.02%	12.56%	11.58%
C000013884 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nuveen Life Core Bond Fund at NAV
Account Value		$ 12,042	$ 12,042	$ 12,042	11,724	11,032	12,711	12,838	11,903	10,872	10,959	10,483	10,057	10,000
Average Annual Return, Percent		2.71%	0.23%	1.88%
C000013875 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nuveen Life Growth Equity Fund at NAV
Account Value		$ 40,163	$ 40,163	$ 40,163	31,313	21,385	31,880	27,444	19,063	14,582	14,612	10,861	10,967	10,000
Average Annual Return, Percent		28.26%	16.07%	14.92%
C000013881 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nuveen Life Stock Index Fund at NAV
Account Value		$ 32,407	$ 32,407	$ 32,407	26,204	20,812	25,752	20,499	16,975	12,976	13,699	11,320	10,043	10,000
Average Annual Return, Percent		23.67%	13.81%	12.48%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Account Value		$ 34,254	$ 34,254	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Average Annual Return, Percent	[1]	25.02%	14.53%	13.10%
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE® Index (Net)
Account Value		$ 16,598	$ 16,598	$ 16,598	15,987	13,521	15,805	14,205	13,176	10,798	12,526	10,018	9,919	10,000
Average Annual Return, Percent		3.82%	4.73%	5.20%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Account Value		$ 33,560	$ 33,560	$ 33,560	26,953	21,302	26,340	20,830	17,220	13,102	13,761	11,308	10,092	10,000
Average Annual Return, Percent		24.51%	14.28%	12.87%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 32,604	$ 32,604	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Average Annual Return, Percent		23.81%	13.86%	12.55%
Bloomberg U S Aggregate Bond C000013884 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,432	$ 11,432	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Account Value		$ 22,580	$ 22,580	$ 22,580	19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285	9,617	10,000
Average Annual Return, Percent		14.37%	8.68%	8.49%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,432	$ 11,432	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Balanced Fund Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Balanced Fund Composite Index
Account Value		$ 18,568	$ 18,568	$ 18,568	16,856	14,692	17,355	15,763	13,869	11,670	12,062	10,730	10,064	10,000
Average Annual Return, Percent		10.16%	6.01%	6.38%
Morningstar Moderately Conservative Target Risk Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Moderately Conservative Target Risk Index
Account Value		$ 15,844	$ 15,844	$ 15,844	14,891	13,428	15,587	14,654	13,101	11,367	11,702	10,556	9,897	10,000
Average Annual Return, Percent		6.40%	3.88%	4.71%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Account Value		$ 21,223	$ 21,223	$ 21,223	19,028	16,273	20,453	17,813	14,849	11,830	13,294	11,595	9,559	10,000
Average Annual Return, Percent		11.54%	7.40%	7.82%
FTSE Nareit All Equity REITs Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Nareit All Equity REITs Index
Account Value		$ 17,617	$ 17,617	$ 17,617	16,791	15,079	20,091	14,219	14,986	11,648	12,139	11,170	10,283	10,000
Average Annual Return, Percent		4.92%	3.29%	5.83%
Russell 3000 C000013882 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 32,604	$ 32,604	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Average Annual Return, Percent		23.81%	13.86%	12.55%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Account Value		$ 47,152	$ 47,152	$ 47,152	$ 35,358	$ 24,782	$ 34,971	$ 27,408	$ 19,790	$ 14,510	$ 14,733	$ 11,314	$ 10,567	$ 10,000
Average Annual Return, Percent		33.36%	18.96%	16.78%

[1]	Effective March 1, 2024, the Fund selected the S&P 500 Index to replace the Russell 3000 Index as a Fund benchmark due to a change in the Fund’s investment strategies to attempt to achieve the return of the U.S. stock market as represented by the S&P 500 Index, while taking into consideration certain ESG criteria, which include criteria related to carbon emissions and fuel reserves.